SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENT	20. SUBSEQUENT EVENT In addition to the information disclosed elsewhere in the financial statements, there are no subsequent events, except for litigation events disclosed in Note 19.